Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year	Summary Compensation Table Total for First PEO ($)(1)	Summary Compensation Table Total for Second PEO ($)(1)	Compensation Actually Paid to First PEO ($)(1)(2)(3)	Compensation Actually Paid to Second PEO ($)(1)(2)(3)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers ($)(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers ($)(1)(2)(3)	Value of Initial Fixed $100 Investment Based On:		Net Income ($ Millions)	Adjusted (Non-GAAP) EPS(5)
							Total Shareholder Return ($)(4)	Peer Group Total Shareholder Return ($)(4)
2024	—	8,458,360	—	8,134,821	2,608,327	2,308,963	112.54	218.59	597.5	$7.53
2023	—	8,997,445	—	11,705,997	2,637,152	3,214,829	107.51	189.57	540.6	$6.96
2022	7,896,758	9,325,478	3,240,794	9,622,314	1,681,129	1,025,209	87.90	137.67	458.3	$5.99
2021	7,688,243	—	8,958,625	—	2,941,196	3,071,809	108.85	153.00	483.3	$5.43
2020	8,785,585	—	6,646,515	—	2,149,045	1,423,831	94.61	119.84	314.5	$5.36

(1)
Mr. Petratis was our PEO from 2020 through July 2022 (“First PEO”). Mr. Stone has been our PEO since July 2022 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Patrick S. Shannon	Patrick S. Shannon	Patrick S. Shannon	Michael J. Wagnes	Michael J. Wagnes
Timothy P. Eckersley	Timothy P. Eckersley	Michael J. Wagnes	Timothy P. Eckersley	Timothy P. Eckersley
Jeffrey N. Braun	Jeffrey N. Braun	Jeffrey N. Braun	David S. Ilardi	David S. Ilardi
Lucia Veiga Moretti	Luis V. Orbegoso	Timothy P. Eckersley	Robert C. Martens	Jeffrey N. Braun
Chris E. Muhlenkamp		David S. Ilardi		Stacy Cozad

(2)
The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.

(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	8,458,360	—	(6,037,636)	—	5,714,097	8,134,821
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,608,327	(113,147)	(1,186,541)	43,743	956,581	2,308,963
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for J Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	6,093,804	(513,093)	—	133,386	—	5,714,097
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	914,121	60,086	—	(17,626)	—	956,581

(4)
The Peer Group TSR set forth in this table utilizes the S&P 400 Capital Goods Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

(5)
We determined adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2024. More information on adjusted (Non-GAAP) EPS can be found in Appendix A, Reconciliations of GAAP and Non-GAAP Financial Measures.

Company Selected Measure Name	Adjusted (Non-GAAP) EPS
Named Executive Officers, Footnote
(1)
Mr. Petratis was our PEO from 2020 through July 2022 (“First PEO”). Mr. Stone has been our PEO since July 2022 (“Second PEO”). The individuals comprising the Non-PEO NEOs for each year presented are listed below.

2020	2021	2022	2023	2024
Patrick S. Shannon	Patrick S. Shannon	Patrick S. Shannon	Michael J. Wagnes	Michael J. Wagnes
Timothy P. Eckersley	Timothy P. Eckersley	Michael J. Wagnes	Timothy P. Eckersley	Timothy P. Eckersley
Jeffrey N. Braun	Jeffrey N. Braun	Jeffrey N. Braun	David S. Ilardi	David S. Ilardi
Lucia Veiga Moretti	Luis V. Orbegoso	Timothy P. Eckersley	Robert C. Martens	Jeffrey N. Braun
Chris E. Muhlenkamp		David S. Ilardi		Stacy Cozad

Peer Group Issuers, Footnote
(4)
The Peer Group TSR set forth in this table utilizes the S&P 400 Capital Goods Index which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2024. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the S&P 400 Capital Goods Index, respectively. Historical stock performance is not necessarily indicative of future stock performance.

Adjustment To PEO Compensation, Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Summary Compensation Table Total Second PEO ($)	Exclusion of Change in Pension Value for Second PEO ($)	Exclusion of Stock Awards and Option Awards for Second PEO ($)	Inclusion of Pension Service Cost for Second PEO ($)	Inclusion of Equity Values for Second PEO ($)	Compensation Actually Paid to Second PEO ($)
2024	8,458,360	—	(6,037,636)	—	5,714,097	8,134,821
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for J Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	6,093,804	(513,093)	—	133,386	—	5,714,097

Non-PEO NEO Average Total Compensation Amount	$ 2,608,327	$ 2,637,152	$ 1,681,129	$ 2,941,196	$ 2,149,045
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,308,963	3,214,829	1,025,209	3,071,809	1,423,831
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the Second PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table.
Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards and Option Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2024	2,608,327	(113,147)	(1,186,541)	43,743	956,581	2,308,963
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	914,121	60,086	—	(17,626)	—	956,581

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Most Important Financial and Non-Financial Performance Measures
The following table presents the financial and non-financial performance measures that the Company considers to have been the most important in linking Compensation Actually Paid to our Second PEO and Non-PEO NEOs for 2024 to Company performance. The measures in this table are not ranked.
Adjusted (Non-GAAP) EPS
Adjusted (Non-GAAP) Operating Income
Available Cash Flow
Adjusted Revenue (Non-GAAP)

Total Shareholder Return Amount	$ 112.54	107.51	87.9	108.85	94.61
Peer Group Total Shareholder Return Amount	218.59	189.57	137.67	153	119.84
Net Income (Loss)	$ 597,500,000	$ 540,600,000	$ 458,300,000	$ 483,300,000	$ 314,500,000
Company Selected Measure Amount	7.53	6.96	5.99	5.43	5.36
PEO Name	Mr. Stone
Equity Awards Adjustments, Footnote
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:
Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Second PEO ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for J Second PEO ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Second PEO ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Second PEO ($)	Total – Inclusion of Equity Values for Second PEO ($)
2024	6,093,804	(513,093)	—	133,386	—	5,714,097
Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Vesting- Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2024	914,121	60,086	—	(17,626)	—	956,581

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) EPS
Non-GAAP Measure Description
(5)
We determined adjusted (Non-GAAP) EPS to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our Second PEO and Non-PEO NEOs in 2024. More information on adjusted (Non-GAAP) EPS can be found in Appendix A, Reconciliations of GAAP and Non-GAAP Financial Measures.

Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted (Non-GAAP) Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Available Cash Flow
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted Revenue (Non-GAAP)
Mr. Petratis [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 7,896,758	$ 7,688,243	$ 8,785,585
PEO Actually Paid Compensation Amount			3,240,794	8,958,625	6,646,515
Mr. Stone [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	8,458,360	8,997,445	9,325,478
PEO Actually Paid Compensation Amount	8,134,821	$ 11,705,997	$ 9,622,314
PEO | Mr. Stone [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Stone [Member] | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Stone [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,037,636)
PEO | Mr. Stone [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,714,097
PEO | Mr. Stone [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,093,804
PEO | Mr. Stone [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(513,093)
PEO | Mr. Stone [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Mr. Stone [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	133,386
PEO | Mr. Stone [Member] | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(113,147)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	43,743
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,186,541)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	956,581
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	914,121
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	60,086
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(17,626)
Non-PEO NEO | Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount